UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
January 31, 2011 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Consumer Discretionary--10.0%
Abercrombie & Fitch, Cl. A	7,476	376,865
Amazon.com	29,918a	5,075,289
Apollo Group, Cl. A	10,542a	435,068
AutoNation	5,644a,b	162,039
AutoZone	2,319a,b	587,936
Bed Bath & Beyond	21,733a	1,043,184
Best Buy	28,080	954,720
Big Lots	6,639a	211,054
Cablevision Systems (NY Group),
Cl. A	18,956	641,661
Carmax	18,786a	613,363
Carnival	36,816	1,646,043
CBS, Cl. B	57,786	1,145,896
Coach	25,188	1,362,419
Comcast, Cl. A	237,379	5,400,372
D.R. Horton	25,231b	312,612
Darden Restaurants	11,784b	555,144
DeVry	5,645	294,161
DIRECTV, Cl. A	70,790a	3,000,788
Discovery Communications, Cl. A	24,114a,b	940,446
Expedia	17,579	442,288
Family Dollar Stores	10,716	455,216
Ford Motor	317,022a,b	5,056,501
Fortune Brands	13,292b	819,851
GameStop, Cl. A	12,754a,b	268,727
Gannett	21,306	314,050
Gap	37,212	717,075
Genuine Parts	13,696	708,768
Goodyear Tire & Rubber	22,326a	265,233
H&R Block	27,633b	345,965

Harley-Davidson	20,709b	821,112
Harman International Industries	5,544a	240,166
Hasbro	11,474b	505,889
Home Depot	138,972	5,110,000
International Game Technology	24,950b	428,392
Interpublic Group of Cos.	43,139a	461,156
J.C. Penney	20,336b	652,176
Johnson Controls	57,046	2,189,996
Kohl's	25,589a	1,299,409
Leggett & Platt	12,425	279,935
Lennar, Cl. A	12,825b	248,292
Limited Brands	22,419	655,532
Lowe's	117,074	2,903,435
Macy's	36,543	845,970
Marriott International, Cl. A	24,151b	953,723
Mattel	29,862	707,132
McDonald's	89,532	6,595,822
McGraw-Hill	26,179	1,020,457
Netflix	3,406a,b	729,156
Newell Rubbermaid	23,272	447,986
News, Cl. A	192,851	2,896,622
NIKE, Cl. B	32,562	2,685,714
Nordstrom	14,245	586,609
O'Reilly Automotive	11,647a	661,899
Omnicom Group	25,389	1,139,458
Polo Ralph Lauren	5,303	568,376
Priceline.com	4,148a	1,777,501
Pulte Group	27,633a,b	218,024
RadioShack	10,431b	158,030
Ross Stores	9,953	648,936
Scripps Networks Interactive, Cl.
A	7,398	344,007
Sears Holdings	3,941a,b	297,033
Stanley Black & Decker	13,598	988,303
Staples	62,062	1,384,603
Starbucks	63,448	2,000,515
Starwood Hotels & Resorts

Worldwide	16,419b,c	968,228
Target	60,046	3,292,322
Tiffany & Co.	10,983b	638,442
Time Warner	94,070	2,958,502
Time Warner Cable	30,052	2,038,427
TJX	33,927	1,607,801
Urban Outfitters	11,422a	386,292
VF	7,602b	628,837
Viacom, Cl. B	50,727	2,107,707
Walt Disney	160,495	6,238,441
Washington Post, Cl. B	470b	201,325
Whirlpool	6,564	561,222
Wyndham Worldwide	15,068	423,863
Wynn Resorts	6,350	738,696
Yum! Brands	39,813	1,861,656
		102,255,861
Consumer Staples--9.9%
Altria Group	176,358	4,146,177
Archer-Daniels-Midland	53,707	1,754,608
Avon Products	36,387	1,030,116
Brown-Forman, Cl. B	8,792	583,349
Campbell Soup	16,139b	550,985
Clorox	11,928	750,152
Coca-Cola	196,597	12,356,121
Coca-Cola Enterprises	27,919	702,442
Colgate-Palmolive	41,177	3,161,158
ConAgra Foods	36,684	819,154
Constellation Brands, Cl. A	15,919a	305,963
Costco Wholesale	36,655	2,633,295
CVS Caremark	114,316	3,909,607
Dean Foods	15,966a,b	162,055
Dr. Pepper Snapple Group	19,297	683,693
Estee Lauder, Cl. A	9,672	778,596
General Mills	54,390	1,891,684
H.J. Heinz	26,915	1,278,463
Hershey	13,084	610,892
Hormel Foods	5,618b	277,529

J.M. Smucker	10,302	640,372
Kellogg	21,979	1,105,544
Kimberly-Clark	34,658	2,243,412
Kraft Foods, Cl. A	147,600	4,512,132
Kroger	53,611	1,147,275
Lorillard	12,659	952,463
McCormick & Co.	10,672b	471,702
Mead Johnson Nutrition	17,590	1,019,692
Molson Coors Brewing, Cl. B	12,854	602,467
PepsiCo	134,697	8,662,364
Philip Morris International	153,783	8,802,539
Procter & Gamble	237,307	14,981,191
Reynolds American	28,648	911,293
Safeway	32,896b	680,618
Sara Lee	54,277	921,081
SUPERVALU	19,455b	141,827
SYSCO	49,271	1,435,757
Tyson Foods, Cl. A	25,656	422,041
Wal-Mart Stores	166,157	9,316,423
Walgreen	78,659	3,180,970
Whole Foods Market	12,396	640,997
		101,178,199
Energy--12.4%
Anadarko Petroleum	41,936	3,232,427
Apache	32,311	3,856,641
Baker Hughes	36,557	2,504,520
Cabot Oil & Gas	9,477	394,528
Cameron International	20,511a	1,093,236
Chesapeake Energy	55,321b	1,633,629
Chevron	170,178	16,154,998
ConocoPhillips	124,514	8,897,770
Consol Energy	19,569	972,579
Denbury Resources	32,376a	658,852
Devon Energy	36,839	3,267,251
Diamond Offshore Drilling	6,149b	440,945
El Paso	59,568	945,940
EOG Resources	21,588	2,296,747

EQT	12,571	605,796
Exxon Mobil	427,381	34,481,099
FMC Technologies	10,492a,b	986,248
Halliburton	77,218	3,474,810
Helmerich & Payne	9,410b	552,649
Hess	25,369	2,134,040
Marathon Oil	60,485	2,764,165
Massey Energy	9,118b	573,157
Murphy Oil	16,291	1,080,093
Nabors Industries	23,964a	584,721
National Oilwell Varco	35,495	2,623,081
Newfield Exploration	10,668a	780,578
Noble	21,664	828,648
Noble Energy	14,823	1,350,375
Occidental Petroleum	68,743	6,646,073
Peabody Energy	22,821	1,447,308
Pioneer Natural Resources	10,028	954,264
QEP Resources	15,165	616,306
Range Resources	13,435b	670,003
Rowan	10,323a	353,872
Schlumberger	115,644	10,291,160
Southwestern Energy	29,840a	1,178,680
Spectra Energy	53,801	1,411,200
Sunoco	10,701	454,257
Tesoro	12,609a,b	242,723
Valero Energy	46,567	1,180,939
Williams	49,581	1,338,191
		125,954,499
Financial--15.6%
ACE	28,700	1,767,633
Aflac	39,829	2,293,354
Allstate	44,765	1,393,982
American Express	88,742	3,849,628
American International Group	11,382a,b	459,264
Ameriprise Financial	21,258	1,310,556
AON	27,780	1,270,657
Apartment Investment & Management,

Cl. A	9,659b,c	246,884
Assurant	9,481	371,940
AvalonBay Communities	7,025c	814,408
Bank of America	853,894	11,723,965
Bank of New York Mellon	104,807	3,273,123
BB&T	57,630	1,592,893
Berkshire Hathaway, Cl. B	146,204a	11,952,177
Boston Properties	11,504b,c	1,085,632
Capital One Financial	38,881	1,872,509
CB Richard Ellis Group, Cl. A	24,374a	540,859
Charles Schwab	83,753	1,511,742
Chubb	25,879	1,499,170
Cincinnati Financial	13,645b	437,186
Citigroup	2,459,869a	11,856,569
CME Group	5,594	1,726,085
Comerica	15,426	589,273
Discover Financial Services	44,637	919,076
E*TRADE Financial	17,510a	289,966
Equity Residential	24,040c	1,302,728
Federated Investors, Cl. B	8,149b	220,675
Fifth Third Bancorp	77,752	1,156,172
First Horizon National	20,765b	235,267
Franklin Resources	12,562	1,515,605
Genworth Financial, Cl. A	41,217a	559,315
Goldman Sachs Group	43,326	7,089,000
Hartford Financial Services Group	38,179	1,060,613
HCP	30,868c	1,144,894
Health Care REIT	12,114b,c	594,555
Host Hotels & Resorts	55,927b,c	1,035,209
Hudson City Bancorp	44,442	487,973
Huntington Bancshares	64,047b	463,700
IntercontinentalExchange	6,050a	728,965
Invesco	39,605	979,828
Janus Capital Group	15,962b	206,069
JPMorgan Chase & Co.	331,421	14,894,060
KeyCorp	76,620	681,918
Kimco Realty	34,160b,c	617,954

Legg Mason	12,330	408,493
Leucadia National	16,227	527,702
Lincoln National	26,750	771,470
Loews	26,932	1,078,627
M&T Bank	10,082	871,791
Marsh & McLennan	45,969	1,281,616
Marshall & Ilsley	46,802	327,146
MetLife	76,700	3,510,559
Moody's	16,993b	499,084
Morgan Stanley	128,020	3,763,788
Nasdaq OMX Group	12,510a	306,245
Northern Trust	20,820b	1,082,224
NYSE Euronext	22,568	717,888
People's United Financial	31,814b	410,719
Plum Creek Timber	13,678b,c	572,698
PNC Financial Services Group	44,091	2,645,460
Principal Financial Group	27,069	887,051
Progressive	55,639	1,102,209
ProLogis	47,547b,c	709,401
Prudential Financial	41,003	2,522,095
Public Storage	11,782b,c	1,284,002
Regions Financial	106,062	753,040
Simon Property Group	24,962c	2,532,395
SLM	39,293a	566,212
State Street	41,862	1,955,793
SunTrust Banks	41,411	1,260,137
T. Rowe Price Group	22,044b	1,453,140
Torchmark	6,846b	426,506
Travelers	39,308	2,211,468
U.S. Bancorp	161,138	4,350,726
Unum Group	27,170	677,620
Ventas	13,268b,c	735,843
Vornado Realty Trust	13,705c	1,207,273
Wells Fargo & Co.	445,758	14,451,474
Weyerhaeuser	45,782c	1,061,227
XL Group	27,860	638,551
Zions Bancorporation	14,603b	344,339

		159,529,043
Health Care--10.4%
Abbott Laboratories	130,681	5,901,554
Aetna	33,971	1,119,005
Agilent Technologies	28,688a	1,200,019
Allergan	26,186	1,848,993
AmerisourceBergen	24,007	860,891
Amgen	80,098a	4,411,798
Baxter International	49,485	2,399,528
Becton Dickinson & Co.	19,851	1,646,640
Biogen Idec	20,558a,b	1,345,932
Boston Scientific	128,782a	898,898
Bristol-Myers Squibb	144,593	3,640,852
C.R. Bard	7,931b	748,290
Cardinal Health	29,743	1,234,632
CareFusion	18,622a	479,144
Celgene	39,294a	2,024,820
Cephalon	6,246a,b	369,014
Cerner	5,980a,b	591,123
CIGNA	23,502	987,554
Coventry Health Care	12,207a	365,844
DaVita	8,265a	610,370
Dentsply International	12,459	442,045
Eli Lilly & Co.	85,185	2,961,882
Express Scripts	44,722a	2,519,190
Forest Laboratories	23,420a	755,529
Genzyme	21,585a	1,583,260
Gilead Sciences	68,862a	2,642,924
Hospira	14,113a	779,461
Humana	14,384a	833,840
Intuitive Surgical	3,375a,b	1,089,821
Johnson & Johnson	232,816	13,915,412
Laboratory Corp. of America Holdings	8,638a,b	776,643
Life Technologies	15,847a	860,334
McKesson	21,478	1,614,501
Medco Health Solutions	36,211a	2,209,595

Medtronic	91,431	3,503,636
Merck & Co.	260,564	8,642,908
Mylan	36,813a,b	852,589
Patterson	8,332	275,456
PerkinElmer	10,875	278,183
Pfizer	678,637	12,364,766
Quest Diagnostics	12,030	685,109
St. Jude Medical	28,969a	1,173,245
Stryker	28,668	1,650,130
Tenet Healthcare	39,514a	262,768
Thermo Fisher Scientific	34,237a	1,960,753
UnitedHealth Group	93,312	3,830,458
Varian Medical Systems	10,410a,b	703,404
Waters	8,016a	612,342
Watson Pharmaceuticals	10,531a	574,150
WellPoint	33,407a	2,075,243
Zimmer Holdings	16,769a	992,054
		106,106,532
Industrial--10.9%
3M	60,355	5,306,412
Avery Dennison	9,336	392,952
Boeing	61,961	4,305,050
C.H. Robinson Worldwide	13,709b	1,056,827
Caterpillar	53,730	5,212,347
Cintas	10,339b	290,112
CSX	32,150	2,269,790
Cummins	16,775	1,776,137
Danaher	45,235	2,083,524
Deere & Co.	35,609	3,236,858
Dover	15,808	1,013,293
Dun & Bradstreet	4,251	361,122
Eaton	13,901	1,500,752
Emerson Electric	63,250	3,724,160
Equifax	11,141	397,957
Expeditors International of
Washington	18,023	913,225
Fastenal	12,410b	720,525

FedEx	26,710	2,412,447
Flowserve	4,710	588,703
Fluor	15,470	1,070,369
General Dynamics	32,208	2,428,483
General Electric	902,683	18,180,036
Goodrich	10,598	960,391
Honeywell International	66,025	3,698,060
Illinois Tool Works	42,164	2,255,352
Ingersoll-Rand	27,200	1,283,840
Iron Mountain	16,964b	413,752
ITT	15,903	937,005
Jacobs Engineering Group	9,989a	513,135
L-3 Communications Holdings	9,818	768,259
Lockheed Martin	25,178b	2,004,169
Masco	30,457	405,687
Norfolk Southern	30,922	1,892,117
Northrop Grumman	24,915	1,726,610
Paccar	30,376b	1,715,940
Pall	10,286	569,947
Parker Hannifin	13,687	1,223,755
Pitney Bowes	17,417b	422,885
Precision Castparts	12,104	1,730,751
Quanta Services	17,846a,b	423,486
R.R. Donnelley & Sons	18,672b	330,868
Raytheon	30,928	1,546,091
Republic Services	25,947	800,205
Robert Half International	12,510b	392,314
Rockwell Automation	12,327	998,610
Rockwell Collins	13,648	875,383
Roper Industries	8,258	641,564
Ryder System	4,362	209,725
Snap-On	5,307	300,535
Southwest Airlines	63,146	748,280
Stericycle	7,276a,b	571,093
Textron	22,844b	600,569
Tyco International	41,500	1,860,445
Union Pacific	41,795	3,955,061

United Parcel Service, Cl. B	83,846	6,005,051
United Technologies	78,572	6,387,904
W.W. Grainger	5,049b	663,792
Waste Management	40,425b	1,530,895
		110,604,607
Information Technology--18.4%
Adobe Systems	43,838a	1,448,846
Advanced Micro Devices	47,351a,b	370,758
Akamai Technologies	15,332a	740,842
Altera	26,119b	981,291
Amphenol, Cl. A	14,667	811,672
Analog Devices	25,285	981,817
Apple	77,871a	26,423,188
Applied Materials	111,567	1,750,486
Autodesk	19,252a	783,171
Automatic Data Processing	41,665	1,995,754
BMC Software	15,668a	747,364
Broadcom, Cl. A	38,470	1,734,612
CA	33,780	803,964
Cisco Systems	470,350a	9,947,903
Citrix Systems	15,804a	998,497
Cognizant Technology Solutions,
Cl. A	25,476a	1,858,474
Computer Sciences	13,029	694,315
Compuware	19,845a	212,738
Corning	133,138	2,956,995
Dell	143,268a	1,885,407
eBay	97,628a	2,963,986
Electronic Arts	26,415a	411,810
EMC	174,388a	4,340,517
F5 Networks	6,491a	703,495
Fidelity National Information
Services	22,246	676,946
First Solar	4,539a,b	701,639
Fiserv	12,712a	785,220
FLIR Systems	12,842a,b	398,616
Google, Cl. A	21,120a	12,679,603

Harris	10,888	506,728
Hewlett-Packard	192,028	8,773,759
Intel	471,263	10,113,304
International Business Machines	105,331	17,063,622
Intuit	23,964a	1,124,631
Jabil Circuit	17,391b	351,472
JDS Uniphase	19,912a	337,907
Juniper Networks	43,745a	1,623,814
KLA-Tencor	14,520	640,042
Lexmark International, Cl. A	7,177a	250,047
Linear Technology	19,338b	672,769
LSI	52,622a	325,730
MasterCard, Cl. A	8,073	1,909,345
McAfee	13,082a	626,628
MEMC Electronic Materials	20,964a,b	232,491
Microchip Technology	15,872b	578,852
Micron Technology	72,266a,b	761,684
Microsoft	638,115	17,691,738
Molex	11,845	309,747
Monster Worldwide	11,414a,b	190,043
Motorola Mobility Holdings	24,674a	687,664
Motorola Solutions	28,199a	1,093,275
National Semiconductor	20,689	313,645
NetApp	30,542a	1,671,564
Novell	32,122a	193,374
Novellus Systems	7,978a	287,766
NVIDIA	48,106a	1,150,696
Oracle	327,665	10,495,110
Paychex	27,291b	873,312
QUALCOMM	136,943	7,412,725
Red Hat	16,241a	671,078
SAIC	24,424a	404,706
Salesforce.com	9,995a	1,290,754
SanDisk	19,982a	906,583
Symantec	66,106a	1,164,127
Tellabs	31,829	168,694
Teradata	14,354a	617,078

Teradyne	15,545a,b	259,291
Texas Instruments	99,564	3,376,215
Total System Services	14,079	245,115
VeriSign	15,323b	515,619
Visa, Cl. A	41,315	2,885,853
Western Digital	19,359a	658,593
Western Union	55,540	1,126,351
Xerox	117,165	1,244,292
Xilinx	21,031b	677,198
Yahoo!	110,599a	1,782,856
		188,047,813
Materials--3.6%
Air Products & Chemicals	18,113	1,580,359
Airgas	6,311	395,510
AK Steel Holding	10,364b	164,787
Alcoa	87,833b	1,455,393
Allegheny Technologies	8,632b	562,720
Ball	7,755	551,613
Bemis	9,391	305,677
CF Industries Holdings	6,176	834,007
Cliffs Natural Resources	11,418	975,782
Dow Chemical	98,122	3,481,369
E.I. du Pont de Nemours & Co.	76,711	3,887,713
Eastman Chemical	6,054	562,174
Ecolab	19,292	958,619
FMC	6,299	479,102
Freeport-McMoRan Copper & Gold	39,618	4,308,458
International Flavors & Fragrances	6,709	382,748
International Paper	35,977	1,039,016
MeadWestvaco	15,087	431,941
Monsanto	45,751	3,357,208
Newmont Mining	41,658	2,294,106
Nucor	27,141	1,246,043
Owens-Illinois	14,049a	414,305
PPG Industries	13,984	1,178,572
Praxair	26,094	2,427,786
Sealed Air	13,269	354,150

Sherwin-Williams	7,769	658,267
Sigma-Aldrich	10,212	649,994
Titanium Metals	6,773a,b	127,671
United States Steel	12,028b	693,655
Vulcan Materials	11,043b	469,990
		36,228,735
Telecommunication Services--2.8%
American Tower, Cl. A	33,668a,b	1,712,354
AT&T	500,166	13,764,568
CenturyLink	25,478b	1,101,669
Frontier Communications	84,639	776,140
Metropcs Communications	23,183a	299,756
Qwest Communications International	146,205	1,042,442
Sprint Nextel	256,842a	1,160,926
Verizon Communications	239,253	8,522,192
Windstream	39,106b	500,948
		28,880,995
Utilities--3.2%
AES	56,388a	699,211
Allegheny Energy	14,155	364,916
Ameren	20,858	591,741
American Electric Power	40,764	1,454,460
CenterPoint Energy	35,257	569,401
CMS Energy	20,518	400,101
Consolidated Edison	24,287b	1,212,164
Constellation Energy Group	17,421	561,827
Dominion Resources	49,884b	2,171,949
DTE Energy	14,260	659,668
Duke Energy	111,545	1,994,425
Edison International	27,639	1,002,743
Entergy	15,734	1,135,523
Exelon	56,353	2,395,566
FirstEnergy	26,229b	1,026,078
Integrys Energy Group	6,418b	305,433
NextEra Energy	35,177	1,880,562
Nicor	4,130b	208,441
NiSource	23,239b	432,710

	Northeast Utilities	14,766	486,097
	NRG Energy	21,392a	443,884
	ONEOK	9,302b	547,795
	Pepco Holdings	19,851	368,633
	PG&E	33,032b	1,528,721
	Pinnacle West Capital	9,194	374,288
	PPL	39,959	1,030,543
	Progress Energy	24,720	1,110,422
	Public Service Enterprise Group	42,102	1,365,368
	SCANA	10,093	426,631
	Sempra Energy	20,375	1,060,926
	Southern	70,265	2,643,369
	TECO Energy	17,800b	327,698
	Wisconsin Energy	10,069	607,060
	Xcel Energy	39,098	921,540
			32,309,894
	Total Common Stocks
	(cost $791,775,766)		991,096,178

		Number of
	Warrants--.0%	Warrants	Value ($)
	Financial
	American International Group
	(1/19/21)
	(cost $40,249)	2,552[a]	37,058

		Principal
Short	-Term Investments--.2%	Amount ($)	Value ($)
	U.S. Treasury Bills;
	0.13%, 3/24/11
	(cost $2,173,599)	2,174,000[d]	2,173,563

	Other Investment--2.5%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $25,518,000)	25,518,000[e]	25,518,000

Investment of Cash Collateral for
Securities Loaned--5.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $55,243,370)	55,243,370[e]	55,243,370

Total Investments (cost $874,750,984)	105.3%	1,074,068,169
Liabilities, Less Cash and Receivables	(5.3%)	(54,037,465)
Net Assets	100.0%	1,020,030,704

REIT--Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $55,249,173 and the value of the collateral held by the fund was $56,077,944, consisting of cash collateral of $55,243,370 and U.S.
Government and Agency securities valued at $834,574.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $874,750,984.

Net unrealized appreciation on investments was $199,317,185 of which $311,598,965 related to appreciated investment securities and $112,281,780 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2011	($)
Financial Futures Long
Standard & Poor's 500 E-mini	456	29,238,720	March 2011	680,164

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	991,096,178	-	-	991,096,178
Mutual Funds	80,761,370	-	-	80,761,370
U.S. Treasury	-	2,173,563	-	2,173,563
Warrants+	37,058	-	-	37,058
Other Financial Instruments:
Futures++	680,164	-	-	680,164
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.8%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.4%
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,303,988
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	180,582
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	134,254
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	500,988
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000	1,386,038
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	186,804
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,044,687
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	59,607
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	68,402
				7,865,350
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,402,758
Archer Daniels,
Sr. Unscd. Notes	5.45	3/15/18	130,000	144,396
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	861,068
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000	3,696,947
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	199,992
				7,305,161
Asset - Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	401,149	426,022

Asset-Backed Ctfs./Auto Receivables--.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	1,000,000		1,076,956

Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		212,899
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		646,292
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000		525,089
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		545,043
					1,929,323
Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	186,837	a	185,524

Automobile Manufacturers--.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000		255,268
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000		423,258
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		261,784
					940,310
Banks--2.6%
Bank of America,
Gtd. Notes	3.13	6/15/12	3,000,000		3,110,667
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000		369,011
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000		267,442
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		610,428
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000		1,006,608
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000		2,568,925
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		267,344
Bank One,
Sub. Notes	5.90	11/15/11	500,000		519,873

Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,460,416
BB&T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000	3,552,796
BB&T,
Sub. Notes	4.75	10/1/12	325,000	342,780
BB&T,
Sub. Notes	4.90	6/30/17	150,000	157,018
Citigroup,
Gtd. Bonds	2.13	4/30/12	3,500,000	3,573,230
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,715,198
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000	2,096,058
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000	1,488,164
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	949,454
Dresdner Bank New York,
Sub. Notes	7.25	9/15/15	145,000	156,443
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,181,782
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	258,021
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,059,529
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	4,350,000	4,515,439
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,373,854
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	564,054
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	166,134
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	103,077
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	372,420
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,070,494
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	209,270
Morgan Stanley,

Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,449,447
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,036,030
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,665,330
PNC Funding,
Gtd. Notes	5.25	11/15/15	225,000	242,573
Royal Bank of Scotland Group,
Sub. Notes	5.00	10/1/14	175,000	172,462
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	410,000	410,000
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	4,200,000	4,100,746
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	542,005
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	217,384
Suntrust Capital VIII,
Gtd. Secs.	6.10	12/1/66	335,000a	321,779
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	1,300,000	1,310,842
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000	80,669
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000	830,716
US Bank,
Sub. Notes	4.95	10/30/14	45,000	49,297
US Bank,
Sub. Notes	6.38	8/1/11	100,000	102,931
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	267,532
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	457,292
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	216,309
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,225,907
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000	2,602,997
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000	431,884
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	975,641

Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		520,460
					58,316,162
Building & Construction--.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000		534,890

Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000		2,369,508
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,125,354
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000		2,125,448
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000		642,755
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000		164,246
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000		1,204,220
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	200,000		204,722
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000		106,270
					8,942,523
Commercial Mortgage Pass-Through Ctfs.--2.8%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,050,137
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,853,633
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,065,229
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000	a	322,183
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000	a	369,073
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000		420,149
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		947,924

Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. A4	5.20	12/11/38	2,630,000		2,787,802
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.72	9/11/38	850,000	a	932,303
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	156,130		162,279
Bear Stearns Commercial Mortgage
Securities, Ser. 2001-TOP2,
Cl. A2	6.48	2/15/35	80,144		80,239
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000	a	245,838
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.10	12/10/49	1,100,000	a	1,198,365
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.22	7/15/44	1,900,000	a	2,051,863
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.34	1/15/46	85,000	a	91,351
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,227,408
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,
Cl. A2	4.63	5/10/43	230,986		233,410
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	1,500,000	a	1,641,036
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A5	5.11	7/15/36	1,245,000	a	1,332,161
CS First Boston Mortgage
Securities, Ser. 2002-CKP1,
Cl. A3	6.44	12/15/35	651,776		674,534
CS First Boston Mortgage
Securities, Ser. 2001-CK3,
Cl. A4	6.53	6/15/34	108,662		108,940
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000	a	1,071,129
GE Capital Commercial Mortgage,

Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,208,930		1,256,509
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000		791,979
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A4A	4.75	7/10/39	2,700,000		2,854,585
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.80	8/10/45	1,000,000	a,b	1,060,214
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,051,197
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	635,649
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		158,376
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,261,899
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		369,929
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		235,375
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	534,666
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB19, Cl. A4	5.74	2/12/49	2,200,000	a	2,350,498
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,076,717
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD11, Cl. A4	5.82	6/15/49	1,855,000	a	1,977,132
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		494,452
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,289,525
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		492,159

LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	293,205
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,273,402
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	534,510
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	375,000	a	403,451
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000	a	1,076,683
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.74	6/12/50	692,000	a	724,572
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.74	6/12/50	1,200,000	a	1,266,349
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,056,560
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,386,884
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,369,342
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	545,402
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000		526,858
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP1, Cl. A4	6.66	2/15/33	7,491		7,487
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	856,762
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	855,638
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,610,870
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		158,688
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,249,648
					61,954,158
Consumer Products--.2%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000		255,275
Procter & Gamble,

Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,930,928
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	321,375
				3,507,578
Diversified Financial Services--4.3%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000	279,860
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-5	5.31	7/1/21	45,000	50,245
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	789,123
American Express,
Sr. Unscd. Notes	7.00	3/19/18	800,000	930,086
American Express,
Sr. Unscd. Notes	8.15	3/19/38	1,100,000	1,443,898
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	109,431
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	537,850
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	614,568
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	319,159
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	1,600,000	1,675,226
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	212,940
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000	205,250
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	1,000,000	1,087,500
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,939,544
Citigroup Funding,
Gtd. Notes	1.88	10/22/12	4,900,000	5,005,340
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,387,475
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000	1,127,857
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000	972,296

Citigroup,
Sub. Notes	6.13	8/25/36	575,000	527,249
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	101,007
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	751,453
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000	931,728
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000	753,667
Credit Suisse USA,
Bank Gtd. Notes	5.38	3/2/16	200,000	219,142
Credit Suisse USA,
Bank Gtd. Notes	5.50	8/15/13	1,000,000	1,092,339
Credit Suisse USA,
Bank Gtd. Notes	6.50	1/15/12	1,300,000	1,371,864
General Electric Capital,
Gtd. Notes	2.13	12/21/12	4,000,000	4,110,624
General Electric Capital,
Gtd. Notes	2.20	6/8/12	3,000,000	3,066,747
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	404,140
General Electric Capital,
Notes	5.25	10/19/12	5,700,000	6,082,345
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	700,803
General Electric Capital,
Notes	5.63	9/15/17	1,000,000	1,098,456
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,449,347
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000	1,981,226
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	868,518
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,097,296
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	335,310
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,988,905
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	16,249
Goldman Sachs Group,

Sr. Unscd. Notes	6.13	2/15/33	475,000	487,774
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	741,805
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	209,940
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	2,725,000	2,877,981
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,013,348
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,167,557
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000	742,302
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,841,245
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	181,216
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	34,288
JP Morgan Chase Capital XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	298,306
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/15/66	50,000	50,619
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,716,695
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,252,234
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,224,636
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	719,770
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,000,000
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	605,270
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	1,314,966
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	608,128
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,811,530
Merrill Lynch & Co.,
Notes	6.88	4/25/18	4,750,000	5,272,429

Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	166,351
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000	2,038,606
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,641,092
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,150,477
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	187,825
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000	2,937,835
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	344,379
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,217,321
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,711,560
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	102,903
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	445,440
				95,751,891
Diversified Metals & Mining--.5%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	637,404
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,542,532
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,016,336
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,268,472
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000	999,140
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,061,697
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	409,997
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,116,321
Vale Inco,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	106,787

Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	569,403
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	951,663
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	176,106
				11,855,858
Electric Utilities--1.5%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	160,999
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	170,351
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	682,288
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	220,471
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	280,724
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	226,077
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,297,807
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	107,481
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,710,000	1,854,741
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000	79,085
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	198,923
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,668,675
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,000	7,275
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	1,210,000	1,286,643
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,147,281
Florida Power & Light,
First Mortgage Debs.	5.65	2/1/35	25,000	26,180
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,134,210
Hydro-Quebec,

Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,708,372
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	29,742
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	1,023,711
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,320,424
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	165,048
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,920,612
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000	848,628
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,615,156
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	201,998
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	287,682
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	108,816
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	491,895
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	814,057
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,073,510
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	500,000	502,532
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	593,429
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000	388,948
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	223,819
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	227,813
Southern California Edison,
First Mortgage Bonds	5.50	3/15/40	1,000,000	1,014,528
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	75,437
Southern California Edison,

Sr. Unscd. Notes	6.65	4/1/29	450,000	506,143
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	108,955
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,169,854
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	163,277
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,711,347
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	564,377
				32,409,321
Food & Beverages--.9%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,092,121
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	159,942
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,700,745
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	373,527
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	383,930
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	822,254
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	139,282
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,026,407
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,470,839
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	131,297
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	105,296
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000	771,030
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	39,144
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	424,709
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,381,272

Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	83,000	88,669
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	895,000	961,974
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	943,878
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	753,295
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	961,596
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,275,587
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000	225,136
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000	351,577
				19,583,507
Foreign/Governmental--3.6%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000	3,657,591
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000	1,855,991
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000	2,732,616
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000	550,712
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	388,128
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	2,750,000b	3,080,198
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	4,188,463
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,559,425
Federal Republic of Brazil,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	687,125
Federal Republic of Brazil,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,335,000
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000	760,000
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000	2,050,564
Inter-American Development Bank,

Notes	4.25	9/10/18	540,000		581,534
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000		1,621,606
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		170,788
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000		791,256
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000		940,916
Japan Finance,
Gov't Gtd. Bonds	2.00	6/24/11	2,500,000		2,516,630
KFW,
Govt Gtd. Bonds	4.00	10/15/13	1,400,000		1,506,144
KFW,
Govt. Gtd. Bonds	4.00	1/27/20	2,500,000	b	2,586,848
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000		1,312,279
KFW,
Gov. Gtd. Bonds	4.50	7/16/18	1,800,000		1,956,406
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000		1,388,889
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		709,813
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,135,557
Province of Manitoba Canada,
Sr. Unscd. Debs.	2.13	4/22/13	8,000,000		8,207,088
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		13,577
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		628,439
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,346,437
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000	b	3,243,990
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,114,110
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		769,973
Province of Quebec Canada,

Bonds	5.13	11/14/16	3,725,000	4,192,569
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	261,536
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000	334,319
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000	573,728
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	675,625
Republic of Finland,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	32,328
Republic of Hungary,
Sr. Unscd. Notes	4.75	2/3/15	125,000b	123,991
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000	51,799
Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000	159,939
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000b	1,508,824
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000	507,936
Republic of Italy,
Sr. Unscd. Notes	6.00	2/22/11	1,725,000	1,728,917
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	610,000	677,126
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000	215,215
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	1,198,807
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	1,540,000	1,705,550
Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000	266,862
Republic of Poland,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000	1,623,800
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000	189,550
Republic of South Africa,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000	2,394,000
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	791,000	880,383
United Mexican States,
Notes	5.95	3/19/19	1,200,000	1,350,000

United Mexican States,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,514,200
					79,555,097
Health Care--1.1%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000		1,637,715
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000		196,820
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		332,107
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		463,706
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000		645,069
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		599,834
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		786,426
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		460,044
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		673,973
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		770,264
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		252,181
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000		3,467,251
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		842,020
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000		168,740
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		531,823
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000		1,764,651
Merck & Co.,
Sr. Unscd. Notes	5.30	12/1/13	1,000,000	a	1,109,505
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000		174,727
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	810,573
Novartis Securities Investment,

Gtd. Notes	5.13	2/10/19	1,400,000	1,536,826
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,807,165
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	543,734
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	52,590
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	93,070
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	327,490
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	927,491
Wellpoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,090,543
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	72,810
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	412,904
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	325,347
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000	166,867
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	216,036
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	230,658
				24,490,960
Industrial--.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	164,785	175,496
Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000	2,253,376
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000	804,028
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,820,664
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	150,000	174,938
				5,228,502
Machinery--.1%
Caterpillar,

Sr. Unscd. Debs.	6.05	8/15/36	375,000		417,201
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000		155,168
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000		900,228
					1,472,597
Manufacturing--.2%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000		796,942
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000		535,225
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,084,553
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000		1,388,760
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000		182,675
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000		1,470,880
					5,459,035
Media--1.1%
CBS,
Gtd. Notes	5.50	5/15/33	250,000		228,567
CBS,
Gtd. Debs.	7.88	7/30/30	80,000		93,481
Comcast Cable Communications
Holdings, Gtd. Notes	8.38	3/15/13	4,000,000		4,557,628
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		415,717
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000		1,983,608
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		498,268
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000		300,777
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	1,600,000		1,573,870
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		741,078
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	1,500,000	c	1,549,450
News America Holdings,
Gtd. Debs.	7.75	12/1/45	100,000		118,702

News America Holdings,
Gtd. Debs.	8.25	8/10/18	150,000	187,925
News America,
Gtd. Notes	6.20	12/15/34	250,000	257,363
News America,
Gtd. Notes	6.40	12/15/35	1,000,000	1,051,913
News America,
Gtd. Notes	6.65	11/15/37	360,000	391,204
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	937,571
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	2,500,000	2,648,015
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	367,138
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	565,591
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000	1,242,458
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	364,224
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000	211,653
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,304,623
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000	1,668,600
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	264,187
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	106,077
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	181,554
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	115,619
				23,926,861
Municipal Bonds--.5%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,007,510
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge

Revenue (Build America Bonds)	6.79	4/1/30	695,000	706,085
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	727,538
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	1,530,000	1,447,885
State of California Build America
Various Purpose, Bonds	7.50	4/1/34	1,000,000	1,027,710
State of California Build America
Various Purpose, Bonds	7.55	4/1/39	1,600,000	1,649,232
State of Illinois Pension Funding,
Bonds	5.10	6/1/33	3,630,000	2,747,801
State of New Jersey Build America
Turnpike Revenue, Bonds	7.41	1/1/40	780,000	849,545
				10,163,306
Oil & Gas--1.8%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	384,345
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	146,770
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	397,715
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,740,710
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	382,881
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,272,392
Cenovus Energy,
Sr. Unscd. Notes	6.75	11/15/39	1,000,000	1,136,691
Conoco,
Sr. Unscd. Notes	6.95	4/15/29	125,000	152,114
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	538,703
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,160,273
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	354,400
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	705,217
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,233,852

Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,109,441
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	75,000	85,444
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,381,230
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	218,944
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,525,368
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	655,152
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,161,340
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	391,167
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	392,617
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	20,216
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,549,605
Nexen,
Sr. Unscd. Notes	5.20	3/10/15	150,000	160,253
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	113,711
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,080,955
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,708,840
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	625,186
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	65,217
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	215,496
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	1,770,731
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	462,996
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,282,447
Petrobras International Finance,

Gtd. Notes	5.88	3/1/18	625,000	669,558
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	476,569
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	585,632
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,130,467
Shell International Finance,
Gtd. Notes	5.63	6/27/11	500,000	510,759
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	575,355
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	273,403
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,768,578
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,030,940
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	210,791
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	419,695
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	78,986
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	205,863
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	80,104
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	826,710
Transocean,
Sr. Unscd. Notes	7.50	4/15/31	875,000	947,674
Valero Energy,
Gtd. Notes	6.63	6/15/37	115,000	118,338
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	189,706
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	818,290
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	774,481
				39,274,318
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,924,824

Property & Casualty Insurance--.8%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	395,014
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	137,441
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	174,512
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	404,580
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	633,629
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,046,388
AON,
Jr. Sub. Debs.	8.21	1/1/27	70,000	77,498
AXA,
Sub. Bonds	8.60	12/15/30	165,000	189,572
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,036,874
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	571,403
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	108,245
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	625,476
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	946,884
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000	53,714
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	256,208
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	245,230
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	271,988
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,539,139
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	363,815
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	234,756
Progressive,

Sr. Unscd. Notes	6.63	3/1/29	100,000	112,195
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	371,507
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	270,423
Prudential Financial,
Sr. Unscd. Notes, Ser. D	7.38	6/15/19	2,800,000	3,325,048
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000	156,242
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,080,796
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	269,188
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	345,419
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000	1,402,374
				17,645,558
Real Estate--.2%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	538,709
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	37,000	38,226
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	646,159
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	105,032
Prologis,
Sr. Unscd. Notes	6.88	3/15/20	1,400,000	1,567,251
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	110,117
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	218,528
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000	1,530,238
				4,754,260
Retail--.7%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	575,383
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000	2,409,658
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	112,417

CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000		548,259
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,863,533
Lowe's,
Sr. Unscd. Notes	6.65	9/15/37	850,000		969,437
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,179,646
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000		846,653
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		452,030
Target,
Unscd. Notes	5.88	3/1/12	100,000		105,556
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000		148,983
Target,
Sr. Unscd. Notes	7.00	1/15/38	380,000		457,495
Wal-Mart Stores,
Sr. Unscd. Notes	4.13	2/15/11	75,000		75,102
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		592,699
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	2,270,000		2,604,026
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000		868,482
					14,809,359
Technology--.3%
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000		1,053,352
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		630,640
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	139,227
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		642,302
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		690,658
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		279,982
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		86,021
International Business Machines,

Sr. Unscd. Notes	8.38	11/1/19	300,000		398,504
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		695,616
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,302,562
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		170,296
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		568,145
					6,657,305
Telecommunications--1.4%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		106,894
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		275,158
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	775,000		834,260
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,551,517
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	1,000,000		1,068,482
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	590,557
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		575,004
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		104,280
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		641,537
British Telecommunications,
Sr. Unscd. Notes	9.88	12/15/30	175,000	a	234,323
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,109,893
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		570,583
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	1,630,000		1,740,851
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,188,609
Embarq,
Sr. Unscd. Notes	7.08	6/1/16	3,000,000		3,419,418
Embarq,

Sr. Unscd. Notes	8.00	6/1/36	150,000	169,511
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000a	295,673
GTE,
Gtd. Debs.	6.94	4/15/28	100,000	110,557
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000	321,754
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000	1,596,947
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	250,000	272,149
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000	981,626
New Jersey Bell Telephone,
Sr. Unscd. Debs.	8.00	6/1/22	25,000	29,968
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000	355,871
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000	328,350
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000	860,705
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000	3,086,679
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	939,066
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	102,356
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	178,564
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000	1,221,954
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000	1,651,695
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	563,604
Verizon Communications,
Sr. Unscd. Notes	7.38	9/1/12	500,000	549,809
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000	847,232
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,000,000	1,392,824
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	621,844

Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000		1,050,857
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		156,328
					31,697,289
Transportation--.3%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		119,567
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		125,409
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		118,957
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000		1,167,633
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000		250,115
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000		10,276
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		990,970
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		315,428
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		360,313
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	12,545
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,487,704
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		483,867
					5,442,784
U.S. Government Agencies--6.0%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,065,669
Federal Home Loan Banks,
Bonds	3.63	10/18/13	8,000,000		8,547,080
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000		2,679,053
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	6,800,000	b	7,265,270
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	1,000,000		1,002,099
Federal Home Loan Banks,

Bonds	4.63	10/10/12	5,000,000	5,348,840
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	1,115,822
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,700,000	2,797,597
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000b	2,240,860
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000b	2,938,309
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000b	1,394,434
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000	371,314
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	342,197
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000	511,490
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000d	4,977,948
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000d	5,748,446
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000d	4,114,982
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000d	2,193,516
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000d	3,441,405
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000d	1,532,786
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000b,d	1,106,716
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000b,d	1,400,186
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000d	928,074
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000d	1,200,359
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000d	850,507
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000d	735,614
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000d	2,401,474

Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000	d	516,214
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	2,500,000	d	2,627,438
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,197,465
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	b,d	492,968
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	1,968,478
Federal National Mortgage
Association, Notes	1.75	8/10/12	7,800,000	d	7,948,957
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000	d	7,069,226
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000	d	4,700,331
Federal National Mortgage
Association, Notes	4.38	3/15/13	7,605,000	d	8,193,262
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	d	934,537
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000	d	1,534,333
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	d	1,668,582
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	d	225,194
Federal National Mortgage
Association, Notes	5.00	3/15/16	6,240,000	d	7,042,564
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	d	1,353,210
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000	d	399,797
Federal National Mortgage
Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000	d	1,065,909
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	d	1,401,450
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000	d	1,299,946
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000	d	1,207,818
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,391,959
Federal National Mortgage

Association, Bonds	6.25	5/15/29	1,340,000d	1,587,750
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000	54,070
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000	722,344
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	820,286
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000	1,238,638
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	730,122
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,940,403
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	192,862
				131,778,160
U.S. Government Agencies/Mortgage-Backed--32.7%
Federal Home Loan Mortgage Corp.:
2.38%, 2/1/35			594,910a,d	612,331
2.63%, 4/1/33			18,307a,d	19,055
2.99%, 12/1/34			38,290a,d	39,998
3.02%, 8/1/35			391,118a,d	411,390
3.50%, 6/1/19			31,609d	32,581
4.00%, 8/1/18 - 1/1/41			39,317,789d	39,343,979
4.50%, 2/1/18 - 10/1/40			50,402,036d	51,831,740
4.66%, 2/1/34			369,410a,d	385,726
4.67%, 6/1/34			26,872a,d	28,104
4.97%, 3/1/36			14,558a,d	15,288
4.99%, 12/1/34			44,336a,d	46,396
5.00%, 12/1/17 - 1/1/40			50,019,042d	52,617,618
5.01%, 6/1/35			11,418a,d	12,023
5.13%, 8/1/34			16,763a,d	17,754
5.21%, 11/1/33			16,991a,d	18,071
5.32%, 3/1/37			220,821a,d	233,396
5.46%, 2/1/37			784,333a,d	830,229
5.50%, 8/1/16 - 1/1/40			39,173,267d	41,873,579
5.62%, 4/1/36			517,872a,d	551,973
5.66%, 8/1/37			127,606a,d	135,509
6.00%, 12/1/13 - 10/1/38			23,542,706d	25,624,258
6.02%, 6/1/36			9,450a,d	9,855
6.50%, 12/1/12 - 3/1/39			11,995,750d	13,352,836
7.00%, 12/1/12 - 7/1/37			359,068d	409,200
7.50%, 9/1/11 - 11/1/33			143,593d	165,028

8.00%, 2/1/17 - 10/1/31	77,484d	90,721
8.50%, 10/1/18 - 6/1/30	2,854d	3,295
Federal National Mortgage Association:
3.50%	5,700,000d,f	5,435,486
2.37%, 12/1/35	20,325a,d	21,269
2.50%, 6/1/34	279,206a,d	293,189
2.53%, 11/1/32	18,092a,d	18,960
2.53%, 1/1/35	452,388a,d	465,474
2.54%, 9/1/33	13,967a,d	14,657
2.66%, 10/1/34	26,617a,d	27,958
2.93%, 8/1/35	104,379a,d	109,752
3.02%, 9/1/35	713,923a,d	752,219
3.06%, 9/1/33	37,685a,d	39,577
3.50%, 1/20/25 - 1/1/41	11,251,955d	11,174,440
4.00%, 9/1/18 - 10/1/40	56,790,720d	57,359,333
4.17%, 6/1/34	101,479a,d	106,308
4.50%, 4/1/18 - 6/1/40	81,579,819d	83,910,248
4.53%, 3/1/34	379,293a,d	395,319
4.84%, 5/1/33	12,541a,d	13,163
5.00%, 1/1/35	26,829a,d	28,532
5.00%, 11/1/17 - 6/1/40	72,422,385d	76,200,081
5.02%, 11/1/36	364,961a,d	382,611
5.20%, 6/1/35	81,501a,d	86,831
5.27%, 11/1/35	17,214a,d	18,360
5.40%, 2/1/37	548,844a,d	581,236
5.50%, 2/1/14 - 12/1/38	71,223,979d	76,323,628
5.65%, 3/1/37	109,530a,d	116,110
5.93%, 2/1/37	6,754a,d	7,164
5.99%, 12/1/36	36,776a,d	38,987
6.00%, 11/1/36	58,855a,d	62,376
6.00%, 6/1/11 - 11/1/38	36,321,120d	39,584,881
6.50%, 12/1/12 - 9/1/38	9,480,939d	10,581,692
7.00%, 4/1/11 - 3/1/38	1,367,283d	1,548,645
7.50%, 8/1/15 - 6/1/31	144,668d	165,844
8.00%, 2/1/13 - 8/1/30	52,564d	59,771
8.50%, 9/1/15 - 7/1/30	23,072d	25,513
9.00%, 4/1/16 - 10/1/30	3,167d	3,699
Government National Mortgage Association I:
4.00%	6,400,000f	6,425,997
4.50%, 1/15/19 - 7/15/40	44,205,062	45,821,139
5.00%, 1/15/17 - 4/15/40	33,698,483	35,845,641
5.50%, 9/15/20 - 11/15/38	17,870,432	19,345,289
6.00%, 10/15/13 - 4/15/39	13,274,178	14,617,982

6.50%, 2/15/24 - 2/15/39	3,123,581	3,517,628
7.00%, 10/15/11 - 8/15/32	196,407	226,839
7.50%, 9/15/11 - 10/15/32	135,455	156,407
8.00%, 2/15/17 - 3/15/32	36,882	42,851
8.25%, 6/15/27	3,734	4,478
8.50%, 10/15/26	11,470	12,855
9.00%, 2/15/22 - 2/15/23	11,310	13,449
Government National Mortgage Association II:
3.50%, 5/20/34	27,370	26,458
6.50%, 2/20/28	1,767	1,989
8.50%, 7/20/25	1,331	1,612
		720,725,860
U.S. Government Securities--34.7%
U.S. Treasury Bonds:
3.50%, 2/15/39	2,500,000	2,077,345
3.88%, 8/15/40	7,500,000	6,655,080
4.25%, 5/15/39	5,200,000	4,944,878
4.25%, 11/15/40	5,100,000	4,835,438
4.38%, 2/15/38	4,100,000	3,994,298
4.38%, 11/15/39	6,200,000	6,014,000
4.38%, 5/15/40	5,475,000	5,305,636
4.50%, 2/15/36	3,800,000	3,807,125
4.50%, 5/15/38	2,900,000	2,887,312
4.50%, 8/15/39	5,600,000	5,550,126
4.63%, 2/15/40	6,300,000	6,369,892
4.75%, 2/15/37	1,800,000	1,870,313
5.00%, 5/15/37	2,055,000	2,216,511
5.25%, 11/15/28	1,440,000	1,617,525
5.25%, 2/15/29	1,200,000	1,348,313
5.38%, 2/15/31	1,405,000b	1,601,481
5.50%, 8/15/28	2,175,000	2,513,484
6.00%, 2/15/26	1,600,000	1,948,750
6.13%, 11/15/27	1,605,000	1,980,419
6.13%, 8/15/29	1,350,000	1,672,312
6.25%, 8/15/23	2,610,000	3,251,488
6.25%, 5/15/30	1,400,000	1,760,500
6.38%, 8/15/27	1,300,000	1,644,500
6.50%, 11/15/26	770,000	983,916
6.63%, 2/15/27	800,000	1,035,250
6.88%, 8/15/25	1,000,000	1,318,594
7.13%, 2/15/23	1,575,000	2,099,672
7.25%, 5/15/16	2,300,000	2,904,829
7.25%, 8/15/22	870,000	1,169,879

7.50%, 11/15/24	1,900,000	2,630,907
7.63%, 2/15/25	660,000	924,619
7.88%, 2/15/21	805,000	1,118,572
8.00%, 11/15/21	2,670,000	3,755,523
8.13%, 8/15/19	2,050,000	2,849,180
8.13%, 5/15/21	1,500,000	2,118,984
8.75%, 5/15/17	775,000	1,062,537
8.75%, 5/15/20	775,000	1,124,477
8.75%, 8/15/20	2,000,000	2,912,188
8.88%, 8/15/17	2,725,000	3,781,363
8.88%, 2/15/19	1,000,000	1,435,156
9.00%, 11/15/18	660,000	948,853
U.S. Treasury Notes:
0.50%, 11/15/13	7,700,000	7,618,788
0.63%, 6/30/12	9,500,000	9,532,651
0.63%, 7/31/12	50,000,000	50,164,350
0.75%, 12/15/13	15,600,000	15,524,434
0.88%, 2/29/12	17,500,000	17,608,097
1.00%, 4/30/12	10,400,000	10,485,758
1.00%, 7/15/13	11,200,000	11,270,862
1.13%, 12/15/12	9,500,000	9,603,540
1.25%, 8/31/15	10,000,000	9,774,220
1.25%, 9/30/15	9,500,000	9,266,214
1.25%, 10/31/15	20,000,000	19,464,060
1.38%, 2/15/12	10,800,000	10,920,236
1.38%, 5/15/12	5,000,000	5,065,625
1.38%, 9/15/12	18,000,000	18,267,192
1.38%, 1/15/13	7,300,000	7,414,632
1.38%, 2/15/13	6,700,000	6,806,262
1.38%, 3/15/13	7,000,000	7,112,112
1.38%, 11/30/15	13,700,000	13,383,187
1.50%, 7/15/12	9,500,000	9,654,375
1.50%, 12/31/13	6,800,000	6,911,030
1.75%, 8/15/12	15,000,000	15,306,450
1.75%, 4/15/13	11,000,000	11,264,737
1.75%, 1/31/14	4,900,000	5,013,695
1.75%, 3/31/14	3,200,000	3,271,251
1.88%, 6/15/12	7,800,000	7,959,962
1.88%, 2/28/14	2,900,000	2,976,806
1.88%, 4/30/14	8,915,000	9,141,361
2.13%, 11/30/14	2,650,000	2,725,154
2.13%, 5/31/15	8,700,000	8,880,151
2.25%, 5/31/14	3,500,000	3,629,885

2.38%, 8/31/14	5,500,000b	5,717,420
2.38%, 10/31/14	13,000,000	13,500,708
2.38%, 2/28/15	8,500,000	8,798,154
2.38%, 3/31/16	4,000,000	4,068,752
2.50%, 3/31/13	2,600,000	2,706,844
2.50%, 3/31/15	6,500,000	6,755,430
2.50%, 4/30/15	8,650,000	8,978,432
2.63%, 6/30/14	9,000,000	9,442,971
2.63%, 7/31/14	5,000,000	5,244,530
2.63%, 12/31/14	4,400,000	4,604,534
2.63%, 2/29/16	300,000	309,328
2.63%, 8/15/20	9,800,000	9,241,861
2.63%, 11/15/20	5,200,000b	4,875,811
2.75%, 11/30/16	10,000,000	10,239,060
2.75%, 5/31/17	6,400,000	6,492,998
2.75%, 2/15/19	8,200,000	8,085,971
2.88%, 1/31/13	3,495,000	3,658,828
3.00%, 8/31/16	5,700,000	5,939,132
3.00%, 9/30/16	5,500,000	5,724,295
3.00%, 2/28/17	9,500,000	9,819,143
3.13%, 4/30/13	6,600,000	6,970,220
3.13%, 9/30/13	3,000,000	3,183,984
3.13%, 10/31/16	5,000,000	5,231,640
3.13%, 1/31/17	5,800,000	6,045,595
3.13%, 4/30/17	6,600,000	6,851,625
3.13%, 5/15/19	7,900,000	7,974,679
3.25%, 5/31/16	2,500,000b	2,648,048
3.25%, 6/30/16	4,600,000b	4,867,734
3.25%, 7/31/16	2,500,000	2,642,577
3.25%, 12/31/16	4,700,000	4,935,733
3.25%, 3/31/17	3,000,000	3,141,093
3.38%, 11/30/12	790,000	831,876
3.38%, 6/30/13	3,425,000	3,645,217
3.38%, 7/31/13	6,500,000	6,929,611
3.38%, 11/15/19	11,000,000	11,212,267
3.50%, 5/31/13	2,370,000	2,525,901
3.50%, 2/15/18	6,035,000	6,349,007
3.50%, 5/15/20	9,100,000	9,282,701
3.63%, 5/15/13	2,700,000	2,884,359
3.63%, 8/15/19	9,400,000	9,803,909
3.63%, 2/15/20	13,100,000	13,557,478
3.88%, 2/15/13	1,150,000	1,227,715
3.88%, 5/15/18	6,200,000	6,665,484

4.00%, 2/15/14	2,700,000	2,946,586
4.00%, 2/15/15	3,600,000	3,960,562
4.00%, 8/15/18	3,500,000	3,787,108
4.13%, 8/31/12	1,200,000	1,269,797
4.13%, 5/15/15	2,000,000	2,211,720
4.25%, 9/30/12	800,000	850,438
4.25%, 8/15/13	2,800,000	3,047,408
4.25%, 11/15/13	3,921,000	4,291,656
4.25%, 8/15/14	2,700,000	2,987,931
4.25%, 11/15/14	7,400,000	8,205,327
4.25%, 8/15/15	1,305,000	1,450,385
4.25%, 11/15/17	2,530,000b	2,789,128
4.38%, 8/15/12	225,000	238,772
4.50%, 9/30/11	676,000	695,171
4.50%, 3/31/12	2,950,000	3,092,429
4.50%, 11/15/15	3,800,000	4,269,954
4.50%, 2/15/16	425,000	477,262
4.50%, 5/15/17	1,800,000	2,014,031
4.63%, 8/31/11	700,000	717,883
4.63%, 11/15/16	2,000,000	2,257,656
4.63%, 2/15/17	2,252,000	2,540,186
4.75%, 3/31/11	1,800,000	1,813,360
4.75%, 5/15/14	2,400,000	2,686,874
4.75%, 8/15/17	2,300,000	2,608,883
4.88%, 8/15/16	2,530,000	2,893,095
5.13%, 5/15/16	1,350,000	1,559,145
		765,333,704
Total Bonds and Notes
(cost $2,125,931,774)		2,202,924,313

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,918,000)	23,918,000[g]	23,918,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $15,948,601)	15,948,601[g]	15,948,601

Total Investments (cost $2,165,798,375)	101.6%	2,242,790,914
Liabilities, Less Cash and Receivables	(1.6%)	(35,401,384)
Net Assets	100.0%	2,207,389,530

a	Variable rate security--interest rate subject to periodic change.
b

Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $40,393,083 and the value of the collateral held by the fund was $41,628,121, consisting of cash collateral of $15,948,601 and U.S. Government and Agency securities valued at $25,679,520.

c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities had a value of $1,549,450 or .1% of net assets.

d

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,165,798,375.

Net unrealized appreciation on investments was $76,992,539 of which $86,868,019 related to appreciated investment securities and $9,875,480 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	73.4
Corporate Bonds	19.4
Foreign/Governmental	3.6
Asset/Mortgage-Backed	2.9
Money Market Investments	1.8
Municipal Bonds	.5
101.6
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	3,617,825	-	3,617,825
Commercial Mortgage-Backed	-	61,954,158	-	61,954,158
Corporate Bonds+	-	429,796,203	-	429,796,203
Foreign Government	-	79,555,097	-	79,555,097
Municipal Bonds	-	10,163,306	-	10,163,306
Mutual Funds	39,866,601	-	-	39,866,601
U.S. Government Agencies/Mortgage-Backed	-	852,504,020	-	852,504,020
U.S. Treasury	-	765,333,704	-	765,333,704
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates fair value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least

100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--13.1%
Amazon.com	20,250a	3,435,210
Autoliv	58,140b	4,465,152
Carnival	130,780	5,847,174
DIRECTV, Cl. A	171,820a	7,283,450
Ford Motor	716,040a,b	11,420,838
General Motors	85,826b	3,131,791
Mattel	281,030	6,654,790
Newell Rubbermaid	655,700	12,622,225
News, Cl. A	625,880	9,400,718
Omnicom Group	166,640	7,478,803
Stanley Black & Decker	46,790	3,400,697
Time Warner	186,473	5,864,576
		81,005,424
Consumer Staples--7.7%
Energizer Holdings	41,430a	3,013,618
Nestle, ADR	129,700	7,032,334
PepsiCo	211,200	13,582,272
Philip Morris International	166,410	9,525,308
Unilever, ADR	494,750	14,352,698
		47,506,230
Energy--13.9%
Alpha Natural Resources	67,530a,b	3,628,387
Anadarko Petroleum	97,310	7,500,655
Apache	52,550	6,272,368
Cameron International	60,690a	3,234,777
Chevron	169,220	16,064,055
ENSCO, ADR	114,220	6,206,715
Halliburton	154,800	6,966,000
Hess	140,600b	11,827,272
Newfield Exploration	102,860a	7,526,266

Occidental Petroleum	120,350	11,635,438
Valero Energy	181,610	4,605,630
		85,467,563
Exchange Traded Funds--.4%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	19,050	2,451,354
Financial--15.5%
American Express	226,010	9,804,314
Bank of America	982,600	13,491,098
Capital One Financial	232,580b	11,201,053
Citigroup	3,022,990a	14,570,812
Comerica	120,210b	4,592,022
Genworth Financial, Cl. A	401,350a	5,446,320
JPMorgan Chase & Co.	133,230	5,987,356
Lincoln National	277,860	8,013,482
MetLife	136,860	6,264,082
Wells Fargo & Co.	496,270	16,089,073
		95,459,612
Health Care--12.5%
Allscripts Healthcare Solutions	221,690a	4,679,876
Amylin Pharmaceuticals	308,760a,b	4,995,737
CIGNA	173,110	7,274,082
Covidien	160,660	7,626,530
Dendreon	70,430a	2,467,867
Emergency Medical Services, Cl. A	53,900a	3,638,250
Gilead Sciences	114,800a	4,406,024
Human Genome Sciences	235,580a	5,715,171
McKesson	120,950	9,091,812
Pfizer	1,118,964	20,387,524
St. Jude Medical	69,860a	2,829,330
Zimmer Holdings	70,190a	4,152,441
		77,264,644
Industrial--11.2%
Caterpillar	117,090	11,358,901
Cummins	57,190	6,055,277
Dover	140,430	9,001,563
General Electric	771,320	15,534,385

Ingersoll-Rand	183,700b	8,670,640
Norfolk Southern	86,190b	5,273,966
Textron	224,300b	5,896,847
Thomas & Betts	67,390a	3,463,172
Tyco International	86,310	3,869,277
		69,124,028
Information Technology--18.4%
Apple	68,200a	23,141,624
BMC Software	171,950a	8,202,015
EMC	234,960a	5,848,154
Google, Cl. A	18,240a	10,950,566
Informatica	100,950a,b	4,684,080
International Business Machines	118,920	19,265,040
Microsoft	191,510	5,309,615
Motorola Mobility Holdings	50,923a,b	1,419,224
Motorola Solutions	58,198a	2,256,336
NetApp	60,100a	3,289,273
Oracle	450,390	14,425,992
QUALCOMM	202,970	10,986,766
Teradata	85,000a	3,654,150
		113,432,835
Materials--1.7%
CF Industries Holdings	21,660	2,924,966
E.I. du Pont de Nemours & Co.	142,290	7,211,257
		10,136,223
Telecommunication Services--2.3%
AT&T	513,370	14,127,942
Utilities--3.2%
American Electric Power	101,160	3,609,389
Entergy	70,350	5,077,160
NextEra Energy	82,570	4,414,192
Public Service Enterprise Group	211,510	6,859,269
		19,960,010
Total Common Stocks
(cost $493,404,010)		615,935,865
Investment of Cash Collateral for
Securities Loaned--6.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $42,179,612)	42,179,612[c]	42,179,612
Total Investments (cost $535,583,622)	106.7%	658,115,477
Liabilities, Less Cash and Receivables	(6.7%)	(41,512,674)
Net Assets	100.0%	616,602,803

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $40,646,825 and the market value of the collateral held by the fund was $42,179,612.
c	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $535,583,622. Net unrealized appreciation on investments was $122,531,855 of which $127,873,359 related to appreciated investment securities and $5,341,504 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.4
Financial	15.5
Energy	13.9
Consumer Discretionary	13.1
Health Care	12.5
Industrial	11.2
Consumer Staples	7.7
Money Market Investment	6.8
Utilities	3.2
Telecommunication Services	2.3
Materials	1.7
Exchange Traded Funds	.4
106.7
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	581,427,612	-	-	581,427,612
Equity Securities - Foreign+	32,056,899	-	-	32,056,899
Mutual Funds/Exchange Traded Funds	44,630,966	-	-	44,630,966
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT
Dreyfus Money Market Reserves
January 31, 2011 (Unaudited)

Deposit--19.7%	Principal Amount ($)		Value ($)
(Yankee)
0.40%, 2/15/11	20,000,000		20,000,000
Credit Agricole CIB (Yankee)
0.35%, 4/14/11	15,000,000		15,000,000
(Yankee)
0.44%, 4/20/11	15,000,000		15,000,000
DZ Bank AG (Yankee)
0.40%, 4/6/11	15,000,000		15,000,000
Mizuho Corporate Bank (Yankee)
0.31%, 4/25/11	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $80,000,000)			80,000,000
Commercial Paper--25.0%
Banco Bilbao Vizcaya Argentaria
0.45%, 2/10/11	12,000,000	a	11,998,650
BNP Paribas Finance Inc.
0.29%, 2/23/11	20,000,000		19,996,456
Credit Suisse
0.28%, 3/21/11	15,000,000		14,994,400
General Electric Capital Corp.
0.25%, 3/17/11	20,000,000		19,993,889
Nationwide Building Society
0.32%, 2/28/11	20,000,000	a	19,995,200
UBS Finance Delaware Inc.
0.18%, 2/1/11	15,000,000		15,000,000
Total Commercial Paper
(cost $101,978,595)			101,978,595
Paper--17.2%
Atlantis One Funding Corp.
0.35%, 3/8/11	20,000,000	a	19,993,194
FCAR Owner Trust, Ser. I

0.35%, 4/28/11	15,000,000		14,987,458
Grampian Funding LLC
0.36%, 5/24/11	15,000,000	a	14,983,200
Solitaire Funding Ltd.
0.30%, 3/17/11	20,000,000	a	19,992,667
Total Asset-Backed Commercial Paper
(cost $69,956,519)			69,956,519
Short-Term Bank Notes--4.9%
Chase Bank USA
0.22%, 3/14/11
(cost $20,000,000)	20,000,000		20,000,000
Time Deposits--13.3%
Dexia Credit Local (Grand Cayman)
0.21%, 2/1/11	15,000,000		15,000,000
KBC Bank (Grand Cayman)
0.17%, 2/1/11	19,000,000		19,000,000
Northern Trust Co. (Grand Cayman)
0.17%, 2/1/11	20,000,000		20,000,000
Total Time Deposits
(cost $54,000,000)			54,000,000
Repurchase Agreements--19.7%
Goldman, Sachs & Co.
in the amount of
by $45,486,760
Association,
7/20/40, value $40,800,000)	40,000,000		40,000,000
RBS Securities, Inc.
in the amount of
by $40,915,000
1/31/18 value,
$40,800,029)	40,000,000		40,000,000
Total Repurchase Agreements
(cost $80,000,000)			80,000,000
Total Investments (cost	99.8%		405,935,114
Cash and Receivables (Net)	.2%		779,375
Net Assets	100.0%		406,714,489

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, amounted to $86,962,911 or 21.4% of net assets.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	405,935,114
Level 3 - Significant Unobservable Inputs	-
Total	405,935,114

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
January 31, 2011 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--100.6%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--6.2%
Arizona Health Facilities
Authority, Hospital System
Revenue (Phoenix Children's
Hospital) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Bank of America)	0.48	2/7/11	9,165,000a,b	9,165,000
Puttable Floating Option Tax
Exempt Receipts (Arizona
Health Facilities Authority,
HR (Phoenix Children's
Hospital)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.48	2/7/11	14,440,000a,b	14,440,000

California--2.5%
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.28	2/1/11	2,200,000a	2,200,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.29	2/1/11	2,900,000a	2,900,000
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Lloyds TSB Bank PLC)	0.30	2/1/11	4,500,000a	4,500,000

Connecticut--8.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.32	2/7/11	5,405,000a	5,405,000
Connecticut Health and Educational
Facilities Authority, Revenue

(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.35	2/7/11	10,100,000a	10,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.32	2/7/11	2,000,000a	2,000,000
Hamden,
GO Notes, BAN	2.00	8/24/11	10,000,000	10,073,368
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wells Fargo
Bank)	0.34	2/7/11	6,055,000a	6,055,000

District of Columbia--.5%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.54	2/7/11	1,480,000a	1,480,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.32	2/7/11	400,000a	400,000

Florida--8.4%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.44	2/7/11	900,000a	900,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	12,500,000	12,519,139
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	4,645,000	4,700,970
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue,
Refunding	5.00	3/1/11	3,210,000	3,218,858
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	4,340,000	4,406,864
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	230,000	233,381
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of

Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.44	2/7/11	620,000a	620,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.44	2/7/11	470,000a	470,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.39	2/7/11	1,315,000a	1,315,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.39	2/7/11	440,000a	440,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	0.75	2/7/11	210,000a	210,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wells Fargo Bank)	0.44	2/7/11	1,185,000a	1,185,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wells Fargo Bank)	0.44	2/7/11	1,640,000a	1,640,000

Iowa--1.6%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.30	2/1/11	1,000,000a	1,000,000
Iowa Finance Authority,
Educational Facilities Revenue
(Graceland University Project)
(LOC; Bank of America)	0.47	2/7/11	2,530,000a	2,530,000
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.50	2/7/11	2,700,000a	2,700,000

Kansas--.9%
Newton,

EDR (Newton Surgery Center
Project) (LOC; Bank of America)	0.54	2/7/11	1,625,000a	1,625,000
North Kansas City,
HR (North Kansas City
Hospital) (LOC; Bank of
America)	0.31	2/1/11	1,955,000a	1,955,000

Kentucky--1.2%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.30	2/7/11	4,700,000a	4,700,000

Louisiana--1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.37	2/7/11	3,650,000a	3,650,000

Maryland--.9%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.32	2/7/11	3,570,000a	3,570,000

Massachusetts--2.0%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.29	2/1/11	2,700,000a	2,700,000
New Bedford,
GO Notes, RAN	1.50	6/30/11	5,000,000	5,011,162

Michigan--.6%
Michigan Finance Authority,
State Aid Revenue Notes	2.00	8/19/11	2,300,000	2,314,926

Minnesota--1.6%

Cohasset,
Revenue, Refunding (Minnesota
Power and Light Company
Project) (LOC; Bank of America)	0.57	2/7/11	200,000a	200,000
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.32	2/7/11	4,080,000a,b	4,080,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.41	2/7/11	1,800,000a	1,800,000

New Hampshire--4.9%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.29	2/1/11	9,520,000a	9,520,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	2/1/11	9,000,000a	9,000,000

New Jersey--25.3%
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.33	2/7/11	1,700,000a	1,700,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.33	2/7/11	3,100,000a	3,100,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.33	2/7/11	5,825,000a	5,825,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.45	2/7/11	17,800,000a	17,800,000

New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.41	2/7/11	6,340,000a	6,340,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.32	2/7/11	4,930,000a	4,930,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.31	2/7/11	28,400,000a	28,400,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.30	2/7/11	27,810,000a	27,810,000

New York--5.5%
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.34	2/7/11	4,500,000a	4,500,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	8/4/11	14,000,000	14,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	2,500,000	2,500,000

Ohio--.5%
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.45	2/18/11	2,000,000	2,000,000

Oklahoma--.7%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.75	3/1/11	2,555,000	2,555,000

Pennsylvania--11.9%
Berks County Industrial

Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wells
Fargo Bank)	0.44	2/7/11	3,540,000a	3,540,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wells Fargo
Bank)	0.44	2/7/11	6,605,000a	6,605,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.49	7/14/11	4,815,000	4,815,000
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue (LOC; Dexia Credit
Locale)	0.33	2/7/11	9,000,000a	9,000,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.51	2/7/11	535,000a	535,000
Montgomery County Industrial
Development Authority, Revenue
(Independent Support Systems,
Inc. Project) (LOC; Wells
Fargo Bank)	0.44	2/7/11	100,000a	100,000
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wells
Fargo Bank)	0.44	2/7/11	365,000a	365,000
North Penn Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.45	2/7/11	6,000,000a	6,000,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wells Fargo Bank)	0.66	2/7/11	205,000a	205,000
Pennsylvania,
GO Notes, Refunding	5.00	8/1/11	1,010,000	1,031,772
Philadelphia,
GO Notes, TRAN	2.00	6/30/11	10,000,000	10,052,703
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.39	2/7/11	3,065,000a	3,065,000

South Carolina--.5%
Saint Peters Parish/Jasper County
Public Facilities Corporation,
Instalment Purchase Revenue,
BAN (County Office Building
Projects)	2.00	11/1/11	1,735,000	1,744,664

Tennessee--.6%
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	2,175,000	2,175,917

Texas--5.1%
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.31	2/1/11	3,560,000a	3,560,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility; Scotia Bank)	0.27	2/1/11	2,560,000a	2,560,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	3/30/11	10,000,000	10,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of America)	0.41	2/7/11	3,335,000a,b	3,335,000
Texas,
TRAN	2.00	8/31/11	130,000	131,186

Virginia--.4%
Virginia Commonwealth University

Health System Authority,
General Revenue (Medical
College of Virginia Hospitals)
(Liquidity Facility; Wells
Fargo Bank)	0.28	2/1/11	1,000,000a	1,000,000
Williamsburg Industrial
Development Authority, Museum
Revenue (The Colonial
Williamsburg Foundation) (LOC;
Bank of America)	0.54	2/7/11	450,000a	450,000

Wisconsin--5.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gundersen Clinic, Ltd. and
Gundersen Lutheran Medical
Center, Inc.) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.85	2/1/11	10,600,000a	10,600,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.85	2/1/11	8,950,000a	8,950,000

U.S. Related--3.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.30	2/7/11	15,000,000a,b	15,000,000

Total Investments (cost $383,214,910)			100.6%	383,214,910
Liabilities, Less Cash and Receivables			(.6%)	(2,304,581)
Net Assets			100.0%	380,910,329

a Variable rate demand note - rate shown is the interest rate in effect at January 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to $46,020,000 or 12.1% of net assets.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	383,214,910
Level 3 - Significant Unobservable Inputs	-
Total	383,214,910

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
January 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--25.0%	of Purchase (%)	Amount ($)	Value ($)
2/24/11	0.19	25,000,000	24,997,045
5/26/11	0.20	30,000,000	29,981,000
6/30/11	0.19	25,000,000	24,980,340
Total U.S. Treasury Bills
(cost $79,958,385)			79,958,385

U.S. Treasury Notes--11.0%
5/2/11	0.27	25,000,000	25,283,925
9/30/11	0.27	10,000,000	10,047,988
Total U.S. Treasury Notes
(cost $35,331,913)			35,331,913

Repurchase Agreements--63.7%
Citigroup Global Markets Holdings Inc.
dated 1/31/11, due 2/1/11 in the amount of
$60,000,367 (fully collateralized by $60,058,100 U.S.
Treasury Notes, 1.38%, due 5/15/13, value $61,200,088)	0.22	60,000,000	60,000,000
Goldman, Sachs & Co.
dated 1/31/11, due 2/1/11 in the amount of
$24,000,073 (fully collateralized by $24,421,200 U.S.
Treasury Notes, 0.63%, due 12/31/12, value
$24,480,060)	0.11	24,000,000	24,000,000
JPMorgan Chase & Co.
dated 1/31/11, due 2/1/11 in the amount of
$60,000,333 (fully collateralized by $62,625,000 U.S.
Treasury Notes, 1.25%, due 10/31/15, value
$61,201,221)	0.20	60,000,000	60,000,000
RBS Securities, Inc.
dated 1/31/11, due 2/1/11 in the amount of
$60,000,350 (fully collateralized by $61,225,000 U.S.

Treasury Bills, due 4/28/11, value $61,204,184)	0.21	60,000,000	60,000,000
Total Repurchase Agreements
(cost $204,000,000)			204,000,000
Total Investments (cost $319,290,298)		99.7%	319,290,298
Cash and Receivables (Net)		.3%	1,068,452
Net Assets		100.0%	320,358,750

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	319,290,298
Level 3 - Significant Unobservable Inputs	-
Total	319,290,298

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
January 31, 2011 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--28.3%
American Axle & Manufacturing
Holdings	60,380a	863,434
ArvinMeritor	89,340a	1,952,972
Belo, Cl. A	167,540a	1,129,220
CDI	20,500	329,230
Dana Holding	73,420a	1,315,686
Dollar Financial	26,200a	802,506
Furniture Brands International	143,680a	646,560
Group 1 Automotive	51,260	1,939,678
Guess?	13,660	584,375
Herman Miller	17,550	423,481
Huron Consulting Group	17,450a	446,894
ICF International	22,240a	536,095
Interpublic Group of Cos.	75,050a	802,284
Kelly Services, Cl. A	46,620a	917,248
	261,221a,b	1,290,432
Meritage Homes	61,260a	1,406,530
Mohawk Industries	7,010a	389,406
OfficeMax	77,680a	1,248,318
Saks	132,110a,b	1,548,329
ScanSource	55,710a	2,017,259
SFN Group	38,620a	373,842
Steelcase, Cl. A	79,390	811,366
Tower International	51,700	923,879
Wright Express	32,290a	1,527,963
		24,226,987
Consumer Staples--3.1%
B&G Foods	45,760	614,557
Dole Food	53,410a,b	746,672
Nash Finch	35,210	1,326,361

		2,687,590
Energy--9.0%
Cabot Oil & Gas	10,980	457,097
Comstock Resources	63,800a	1,767,260
Gulfport Energy	80,450a	1,925,973
PNM Resources	60,920	793,788
Resolute Energy	50,160a,b	907,896
SandRidge Energy	244,470a,b	1,818,857
		7,670,871
Financial--11.0%
Chimera Investment	283,180c	1,189,356
FBR Capital Markets	184,450a	691,687
Jones Lang LaSalle	19,420	1,721,389
optionsXpress Holdings	59,570	885,210
Popular	135,450a	434,795
Portfolio Recovery Associates	14,480a	1,044,587
PrivateBancorp	75,730	1,163,970
SPX	6,100	478,118
Starwood Property Trust	48,190c	1,084,757
TradeStation Group	109,300a	761,821
		9,455,690
Health Care--7.1%
Align Technology	93,460a	1,946,772
Durect	79,420a	247,790
Emergent BioSolutions	89,760a	1,906,502
Hanger Orthopedic Group	59,500a	1,222,725
Onyx Pharmaceuticals	20,390a	719,461
		6,043,250
Industrial--16.9%
Altra Holdings	28,780a	601,790
Babcock and Wilcox	3,550a	103,837
Columbus McKinnon	62,240a	1,049,989
Con-way	27,680	941,674
Forrester Research	18,300	652,212
FreightCar America	5,020	143,170
Granite Construction	31,540	814,994
Griffon	32,850a	382,374

Kaman	27,310	803,870
Lennox International	40,200	1,975,428
Myers Industries	17,040	155,746
Saia	32,840a	469,940
Simpson Manufacturing	59,910	1,782,323
Sterling Construction	34,900a	448,814
Trinity Industries	17,990	501,741
United Continential Holdings	14,580a	370,332
US Airways Group	34,280a	340,058
UTi Worldwide	58,950	1,291,005
WESCO International	29,000a	1,625,450
		14,454,747
Information Technology--18.5%
Blue Nile	29,350a,b	1,668,547
Cadence Design Systems	89,850a	779,898
Cypress Semiconductor	35,440a	767,276
DealerTrack Holdings	116,560a	2,303,808
Demand Media	3,750b	76,050
Encore Wire	41,726	936,540
Hubbell, Cl. B	7,150	437,866
JDS Uniphase	46,470a	788,596
MICROS Systems	33,530a	1,533,662
Microsemi	28,130a	632,644
Omnicell	41,310a	575,655
Quest Software	42,500a	1,097,350
Rovi	20,050a	1,238,288
SYKES Enterprises	44,040a	857,899
Take-Two Interactive Software	42,220a	526,695
Vishay Intertechnology	63,260a	1,043,790
Vishay Precision Group	11,271a	209,077
Websense	16,750a	320,930
		15,794,571
Telecommunications--3.2%
Cbeyond	36,950a	541,317
General Communication, Cl. A	48,990a	593,269
GeoEye	23,150a	924,148
PAETEC Holding	179,050a	707,248

		2,765,982
Utilities--1.1%
Great Plains Energy	47,100	926,928
Total Common Stocks
(cost $71,337,657)		84,026,616

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,146,000)	1,146,000[d]	1,146,000
Investment of Cash Collateral for
Securities Loaned--7.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,735,092)	6,735,092[d]	6,735,092
Total Investments (cost $79,218,749)	107.4%	91,907,708
Liabilities, Less Cash and Receivables	(7.4%)	(6,352,683)
Net Assets	100.0%	85,555,025

a	Non-income producing security.
b	Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $6,485,284 and the market value of the collateral held by the fund was $6,735,092.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $79,218,749. Net unrealized appreciation on investments was $12,688,959 of which $14,178,468 related to appreciated investment securities and $1,489,509 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	28.3
Information Technology	18.5
Industrial	16.9
Financial	11.0
Money Market Investments	9.2

Energy	9.0
Health Care	7.1
Telecommunications	3.2
Consumer Staples	3.1
Utilities	1.1
107.4

  Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	82,735,611	-	-	82,735,611
Equity Securities - Foreign+	1,291,005	-	-	1,291,005
Mutual Funds	7,881,092	-	-	7,881,092
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--91.2%	Rate (%)	Date	Amount ($) d		Value ($)
Advertising--.5%
Lamar Media,
Gtd. Notes	6.63	8/15/15	176,000		181,060
Aerospace & Defense--.5%
Meccanica Holdings USA,
Gtd. Notes	6.25	1/15/40	200,000	a	178,554
Agricultural--1.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	445,000		577,961
Asset - Backed Certificates--.6%
CIT Equipment Collateral,
Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	a	209,553
Asset-Backed Ctfs./Auto Receivables--.7%
Americredit Automobile Receivables
Trust, Ser. 2011-1, Cl. D	4.26	2/8/17	45,000		44,968
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. D	6.65	7/17/17	70,000		76,007
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. D	3.58	3/15/17	125,000		122,804
					243,779
Asset-Backed Ctfs./Home Equity Loans--.6%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3	0.44	4/25/36	72,334	b	61,502
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	50,880	b	48,430
Citicorp Residential Mortgage

Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	48,412	b	48,861
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	27,804	b	27,169
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	14,146	b	13,745
					199,707
Automotive, Trucks & Parts--.5%
Lear,
Gtd. Bonds	7.88	3/15/18	160,000		174,400
Banks--14.0%
Ally Financial,
Gtd. Notes	8.00	11/1/31	330,000		374,550
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	375,000		386,353
BNP Paribas,
Gtd. Notes	5.00	1/15/21	130,000		129,804
Citigroup,
Sr. Unscd. Notes	8.13	7/15/39	340,000		416,616
Credit Suisse,
Sub. Notes	5.40	1/14/20	120,000		121,681
Discover Bank,
Sub. Notes	7.00	4/15/20	570,000		625,189
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	340,000		342,269
HSBC Holdings,
Sub. Notes	6.50	9/15/37	165,000		167,692
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.40	7/22/20	125,000		122,629
Lloyds TSB Bank,
Bank Gtd. Bonds	4.38	1/12/15	200,000	a	200,534
Lloyds TSB Bank,

Bank Gtd. Notes	5.80	1/13/20	130,000	a	126,421
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	345,000		344,902
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	175,000		170,864
Royal Bank of Scotland,
Gtd. Notes	5.63	8/24/20	170,000		164,388
Santander US Debt SA Unipersonal,
Bank Gtd. Notes	3.72	1/20/15	355,000	a	333,654
USB Capital IX,
Gtd. Notes	6.19	10/29/49	180,000	b	142,740
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	685,000	b	710,276
					4,880,562
Building Materials--.2%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	70,000		73,187
Chemicals--1.6%
Dow Chemical,
Sr. Unscd. Notes	9.40	5/15/39	255,000		366,097
Rhodia,
Sr. Unscd. Notes	6.88	9/15/20	200,000	a	205,000
					571,097
Coal--1.1%
Consol Energy,
Gtd. Notes	8.00	4/1/17	120,000	a	130,800
Consol Energy,
Gtd. Notes	8.25	4/1/20	240,000	a	263,400
					394,200
Commercial & Professional Services--.9%
Ceridian,
Gtd. Notes	11.25	11/15/15	240,000	b	249,600

Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	65,000	71,012
				320,612
Commercial Mortgage Pass-Through Ctfs.--7.5%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	75,000a	80,713
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	185,000a	195,191
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000b	104,403
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	475,000	504,316
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	150,000b	161,092
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	200,000	212,754
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. AAB	5.72	6/11/40	35,000b	37,283
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	185,000b	199,372
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.93	7/10/46	285,000a,b	274,912
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	7,550	7,546
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	165,000a	167,357
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. A2	4.71	5/10/43	8,424	8,419

GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	150,000	159,099
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	10,602	10,999
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.92	3/6/20	100,000a,b	91,371
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	7.15	3/6/20	335,000a,b	300,810
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	100,000a,b	113,251
				2,628,888
Consumer Products--1.0%
Reynolds Group Issuer,
Gtd. Notes	9.00	4/15/19	340,000a	358,700
Diversified Financial Services--7.1%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	82,000b	87,125
Capital One Capital VI,
Gtd. Cap. Secs.	8.88	5/15/40	150,000	159,750
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	340,000b	356,575
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	30,000c	30,147
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	185,000b	176,675
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	75,000	96,012
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	150,000a	166,994
Ford Motor Credit,

Sr. Unscd. Notes	8.00	12/15/16	200,000		227,123
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	150,000		162,848
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	145,000	a	154,320
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	110,000	a	119,226
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	435,000	c	474,694
JPMorgan Chase Capital XXVII,
Gtd. Cap. Secs., Ser. AA	7.00	11/1/39	75,000		78,832
SLM,
Sr. Notes	6.25	1/25/16	170,000		170,500
					2,460,821
Electric Utilities--1.1%
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	90,000		83,722
Nisource Finance,
Gtd. Notes	6.25	12/15/40	25,000		25,069
NiSource Finance,
Gtd. Notes	6.40	3/15/18	235,000		265,496
					374,287
Environmental Control--.8%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	20,000		21,073
Republic Services,
Gtd. Notes	5.50	9/15/19	115,000		125,059
Waste Management,
Gtd. Notes	7.75	5/15/32	100,000		124,005
					270,137
Foreign/Governmental--15.9%
Eurasian Development Bank,

Sr. Unscd. Notes		7.38	9/29/14	100,000	a	108,750
Italian Treasury,
Bonds	EUR	2.00	12/15/12	250,000		338,924
Italian Treasury,
Bonds	EUR	3.75	8/1/15	805,000		1,106,620
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	3,760,000		345,780
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	1,000,000		350,126
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	88,000,000		184,860
Republic of Indonesia,
Sr. Unscd. Notes		11.63	3/4/19	200,000	a	291,000
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	1,505,000	a	620,256
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	13,000,000		268,045
Republic of Uruguay
Unscd. Notes		8.00	11/18/22	135,000	c	168,075
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	300,000	a	298,650
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	447,500	b	513,954
Spanish Government,
Bonds	EUR	2.30	4/30/13	250,000		335,808
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	405,000		629,570
						5,560,418
Health Care--1.6%
Bausch & Lomb,
Sr. Unscd. Notes		9.88	11/1/15	165,000		179,025
Life Technologies,

Sr. Unscd. Notes		3.50	1/15/16	215,000c	215,230
UnitedHealth Group,
Sr. Unscd. Notes		5.70	10/15/40	180,000	177,576
					571,831
Lodging & Entertainment--1.2%
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	125,000a	173,925
Codere Finance,
Sr. Scd. Notes	EUR	8.25	6/15/15	50,000a	69,656
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	165,000	182,737
					426,318
Manufacturing--.4%
Bombardier,
Sr. Notes		7.75	3/15/20	110,000a,c	121,000
Media--5.3%
CBS,
Gtd. Notes		5.90	10/15/40	365,000	348,037
CCO Holdings,
Sr. Notes		7.00	1/15/19	35,000a,c	35,350
CCO Holdings,
Gtd. Notes		7.00	1/15/19	140,000c	141,750
Clear Channel Worldwide,
Gtd. Notes, Ser. B		9.25	12/15/17	330,000	367,125
Cox Communications,
Sr. Unscd. Notes		6.25	6/1/18	65,000a	72,641
DirecTV Holdings,
Gtd. Notes		5.88	10/1/19	25,000c	27,226
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	135,000	132,795
DirecTV Holdings,
Gtd. Notes		7.63	5/15/16	60,000	66,673

NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	235,000a		242,747
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	80,000		89,223
Time Warner,
Gtd. Debs.	6.50	11/15/36	300,000		317,479
					1,841,046
Mining--1.7%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	55,000		61,400
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	84,000		103,009
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	340,000		442,648
					607,057
Municipal Bonds--.4%
California,
GO (Build America Bonds)	7.30	10/1/39	75,000		75,085
California,
GO (Build America Bonds)	7.55	4/1/39	70,000		72,154
					147,239
Oil & Gas--8.1%
Anadarko Petroleum,
Unscd. Notes	6.20	3/15/40	360,000		343,901
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	340,000		353,600
Continental Resources,
Gtd. Notes	7.13	4/1/21	250,000a		265,000
Denbury Resources,
Gtd. Notes	8.25	2/15/20	120,000		132,750
EQT,
Sr. Unscd. Notes	8.13	6/1/19	65,000	c	76,484

KazMunayGaz National,
Sr. Unscd. Bonds	7.00	5/5/20	160,000	a	169,600
Marathon Petroleum,
Gtd. Notes	5.13	3/1/21	50,000	a	50,546
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	125,000		135,000
Nexen,
Sr. Unscd. Notes	6.20	7/30/19	160,000		173,671
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	170,000		183,762
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	80,000		80,488
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	160,000		161,719
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	120,000		135,253
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	525,000		298,725
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	70,000	c	76,256
Weatherford Bermuda,
Gtd. Notes	9.88	3/1/39	150,000		205,628
					2,842,383
Pipelines--1.4%
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	55,000	a	56,134
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	235,000		245,251
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	85,000		98,087
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	65,000		69,570

					469,042
Property & Casualty Insurance--4.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	100,000		103,034
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	40,000	c	42,757
Aon,
Sr. Unscd. Notes	6.25	9/30/40	85,000		86,512
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	54,000		50,800
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	47,000		48,492
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	20,000		20,997
Hartford Financial Services Group,
Sr. Unscd. Notes	5.50	3/30/20	175,000		178,508
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	170,000	a	176,375
Lincoln National,
Sr. Unscd. Notes	7.00	6/15/40	160,000		178,482
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	115,000		146,208
Prudential Financial,
Sr. Unscd Notes	4.50	11/15/20	130,000		128,449
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	150,000		147,695
Willis North America,
Gtd. Notes	6.20	3/28/17	170,000		175,288
Willis North America,
Gtd. Notes	7.00	9/29/19	60,000		65,331
					1,548,928
Real Estate--2.4%

Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	15,000		16,612
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	60,000		71,095
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	25,000		27,670
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000		54,211
HCP,
Sr. Unscd. Notes	5.38	2/1/21	170,000		171,563
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	35,000		37,001
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	103,000		118,984
Ventas Realty,
Gtd Notes	3.13	11/30/15	180,000		174,684
WEA Finance,
Gtd. Notes	6.75	9/2/19	85,000	a	95,808
WEA Finance,
Gtd. Notes	7.13	4/15/18	70,000	a	81,164
					848,792
Residential Mortgage Pass-Through Ctfs.--.1%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.53	7/25/35	49,742	b	45,024
Retail--1.6%
CVS Pass-Through Trust,
Gtd. Notes	5.77	1/31/33	65,000	a	65,814
CVS Pass-Through Trust,
Pass Thru Certificates	7.51	1/10/32	137,568	a	158,295
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	53,591	a	64,746

Edcon Proprietary,
Sr. Scd. Notes	EUR	4.28	6/15/14	50,000	a,b	60,071
Home Depot,
Sr. Unscd. Notes		5.88	12/16/36	45,000		45,597
Inergy Finance,
Gtd. Notes		7.00	10/1/18	125,000	a	128,906
Macys Retail Holdings,
Gtd. Notes		6.38	3/15/37	15,000		14,700
						538,129
Steel--1.2%
Arcelormittal,
Sr. Unsub. Notes	EUR	4.63	11/17/17	130,000		176,245
Arcelormittal,
Sr. Unscd. Notes		7.00	10/15/39	125,000		128,762
Arcelormittal,
Sr. Unscd. Bonds		9.85	6/1/19	80,000		102,835
						407,842
Telecommunications--5.1%
American Tower,
Sr. Unscd. Notes		4.50	1/15/18	215,000		213,852
CC Holdings,
Sr. Scd. Notes		7.75	5/1/17	110,000	a	121,550
CommScope,
Sr. Notes		8.25	1/15/19	175,000	a	182,438
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	125,000	a	129,531
Digicel,
Sr. Unscd. Notes		12.00	4/1/14	100,000	a	117,125
Harris,
Sr. Unscd. Notes		4.40	12/15/20	40,000		40,525
Intelsat Jackson Holdings,
Gtd. Notes		11.25	6/15/16	50,000		54,000

Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	300,000		338,250
Sprint Capital,
Gtd. Notes	6.88	11/15/28	145,000		130,500
Sprint Capital,
Gtd. Notes	8.75	3/15/32	125,000		130,781
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000		26,085
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	30,000		30,707
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	30,000		30,411
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	100,000	a	114,500
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	113,708	a,c	132,470
					1,792,725
Total Bonds and Notes
(cost $30,846,105)					31,865,279
			Face Amount
			Covered by
Options Purchased--.3%			Contracts ($)		Value ($)
Call Options--.1%
Japanese Yen,
March 2011 @ $85			1,060,000	e	2,775
Japanese Yen,
August 2011 @ $90			340,000	e	2,165
Japanese Yen,
August 2011 @ $90			350,000	e	2,228
U.S. Treasury 5 Year Notes,
February 2011 @ $118.5			3,400,000	e	15,938
U.S. Treasury 10 Year Notes,

February 2011 @ $123.5	1,200,000	e	1,500
			24,606
Put Options--.2%
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000	e	74,677
Total Options
(cost $123,574)			99,283
	Principal
Short-Term Investments--.8%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.16%, 6/9/11
(cost $294,830)	295,000	f	294,846

Other Investment--7.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,682,000)	2,682,000	g	2,682,000
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,345,742)	1,345,742	g	1,345,742
Total Investments (cost $35,292,251)	103.9%		36,287,150
Liabilities, Less Cash and Receivables	(3.9%)		(1,349,154)
Net Assets	100.0%		34,937,996

GO-General Obligation

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities had a market value of $7,874,809 or 22.5% of net assets.

b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $1,294,785 and the value of the collateral held by the fund was $1,345,742.
d	Principal amount stated in U.S. Dollars unless otherwise noted. CLP--Chilean Peso GBP--British Pound EUR--Euro MXN--Mexican New Peso PEN--Peruvian New Sol PHP--Philippines Peso PLN-- Polish Zloty
e	Non-income producing security.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $35,292,251. Net unrealized appreciation on investments was $987,448 of which $1,391,312 related to appreciated investment securities and $403,864 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	65.4
Foreign/Governmental	15.9
Short-Term/Money Market Investments	12.4
Asset/Mortgage-Backed	9.5
Municipal Bonds	.4
Options Purchased	.3
103.9
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

					Unrealized
		Market Value			Appreciation
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 1/31/2011 ($)
Financial Futures Short
U.S. Treasury 2 Year Notes	16	(3,507,000)	March 2011		540
U.S. Treasury 5 Year Notes	65	(7,696,914)	March 2011		58,572
U.S. Treasury 10 Year Notes	40	(4,831,875)	March 2011		(7,735)
U.S. Treasury 30 Year Bonds	37	(4,475,781)	March 2011		6,474

Gross Unrealized Appreciation					65,586
Gross Unrealized Depreciation					(7,735)

STATEMENT OF OPTIONS WRITTEN
January 31, 2011 (Unaudited)
			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes,
February 2011 @ $119			6,800,000	a	(17,000)
U.S. Treasury 10 Year Notes,
February 2011 @ $121.5			1,700,000	a	(9,563)

Put Options;
10-Year USD LIBOR-BBA,
February 2011 @ $5.36			870,000	a	0
10-Year USD LIBOR-BBA,
November 2011 @ $4.23			3,600,000	a	(87,456)
U.S. Treasury 10 Year Notes,
February 2011 @ $119			1,700,000	a	(4,781)
(premiums received $111,349)					(118,800)

BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate

USD--US Dollar
a Non-income producing security.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
Foreign Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring 2/1/2011	44,410	60,411	60,804	393
Malaysian Ringgit,
Expiring 2/25/2011	2,200,000	717,908	717,465	(443)
Russian Ruble,
Expiring 2/25/2011	21,665,000	722,769	725,760	2,991
Singapore Dollar,
Expiring 2/25/2011	460,000	356,904	359,580	2,676
Swedish Krona,
Expiring 2/25/2011	2,250,000	344,841	348,537	3,696

Sales:		Proceeds ($)
Chilean Peso,
Expiring 2/25/2011	88,500,000	179,095	182,748	(3,653)
Euro,
Expiring 2/25/2011	1,050,000	1,415,390	1,437,154	(21,764)
Euro,
Expiring 2/25/2011	60,000	81,984	82,123	(139)
Euro,
Expiring 2/25/2011	50,000	67,994	68,436	(442)
Japanese Yen,
Expiring 2/25/2011	115,000,000	1,385,667	1,401,270	(15,603)

Gross Unrealized Appreciation				9,756
Gross Unrealized Depreciation				(42,044)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	653,039	-	653,039
Commercial Mortgage-Backed	-	2,628,888	-	2,628,888
Corporate Bonds+	-	22,830,671	-	22,830,671
Foreign Government	-	5,560,418	-	5,560,418
Municipal Bonds	-	147,239	-	147,239
Mutual Funds	4,027,742	-	-	4,027,742
Residential Mortgage-Backed	-	45,024	-	45,024
U.S. Treasury	-	294,846	-	294,846
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	9,756	-	9,756
Futures++	65,586	-	-	65,586
Options Purchased	24,606	74,677	-	99,283
Liabilities ($)			-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(42,044)	-	(42,044)
Futures++	(7,735)	-	-	(7,735)
Options Written	(31,344)	(87,456)	-	(118,800)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-thecounter are valued at the mean between the bid and asked price.

Investments in swap transactions are valued each business day by a pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2011 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--7.7%
McDonald's	61,000	4,493,870
McGraw-Hill	33,000	1,286,340
News, Cl. A	118,000	1,772,360
Target	12,000	657,960
		8,210,530
Consumer Staples--36.5%
Altria Group	129,000	3,032,790
Coca-Cola	114,000	7,164,900
Estee Lauder, Cl. A	15,500	1,247,750
Kraft Foods, Cl. A	20,271	619,685
Nestle, ADR	100,750	5,462,665
PepsiCo	54,500	3,504,895
Philip Morris International	129,000	7,383,960
Procter & Gamble	75,000	4,734,750
Wal-Mart Stores	27,000	1,513,890
Walgreen	75,000	3,033,000
Whole Foods Market	19,000	982,490
		38,680,775
Energy--16.8%
Chevron	52,000	4,936,360
ConocoPhillips	50,000	3,573,000
Exxon Mobil	78,512	6,334,348
Occidental Petroleum	10,000	966,800
Royal Dutch Shell, ADR	3,000	212,970
Total, ADR	30,000	1,763,100
		17,786,578
Financial--2.3%
Franklin Resources	5,000	603,250
JPMorgan Chase & Co.	40,000	1,797,600
		2,400,850
Health Care--8.3%
Abbott Laboratories	66,000	2,980,560
Johnson & Johnson	74,500	4,452,865

Merck & Co.	18,000	597,060
Novo Nordisk, ADR	7,000	791,910
		8,822,395
Industrial--5.5%
Caterpillar	20,000	1,940,200
General Dynamics	3,500	263,900
General Electric	98,000	1,973,720
United Technologies	20,000	1,626,000
		5,803,820
Information Technology--17.4%
Apple	15,000a	5,089,800
Automatic Data Processing	25,000	1,197,500
Cisco Systems	55,000a	1,163,250
Intel	190,000	4,077,400
International Business Machines	14,000	2,268,000
Microsoft	73,000	2,023,925
QUALCOMM	20,500	1,109,665
Texas Instruments	45,000	1,525,950
		18,455,490
Materials--3.6%
Freeport-McMoRan Copper & Gold	15,600	1,696,500
Praxair	15,000	1,395,600
Rio Tinto, ADR	10,000	694,800
		3,786,900
Total Common Stocks
(cost $72,415,461)		103,947,338

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,868,000)	1,868,000[b]	1,868,000

Total Investments (cost $74,283,461)	99.9%	105,815,338
Cash and Receivables (Net)	.1%	85,920
Net Assets	100.0%	105,901,258

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $74,283,461. Net unrealized appreciation on investments was $31,531,877 of which $35,547,759 related to appreciated investment securities and $4,015,882 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	36.5
Information Technology	17.4
Energy	16.8
Health Care	8.3
Consumer Discretionary	7.7
Industrial	5.5
Materials	3.6
Financial	2.3
Money Market Investment	1.8
99.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	95,021,893	-	-	95,021,893
Equity Securities - Foreign+	8,925,445	-	-	8,925,445
Mutual Funds	1,868,000	-	-	1,868,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and

Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)